Document And Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	SYNDAX PHARMACEUTICALS, INC.
Entity Central Index Key	0001395937
Entity Emerging Growth Company	false
Entity File Number	001-37708
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	32-0162505
Entity Address, Address Line One	730 THIRD AVENUE
Entity Address, Address Line Two	FLOOR 9
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(781)
Local Phone Number	419-1400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	SNDX
Security Exchange Name	NASDAQ